SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 9,724,925	$ 18,232,130	$ 24,669,133
Prepaid expenses and other current assets	4,443,670	10,864,280
Total current assets	19,228,104	50,828,635
TOTAL ASSETS	21,385,287	56,431,166
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Accrued expenses and other current liabilities	4,257,554	8,062,975
Derivative liabilities		553,707
Accrued salary and benefits	4,007,449	4,602,304
Other current liabilities	372,768	364,289
Total current liabilities	19,555,890	62,004,823
Other non-current liabilities	209,439	323,305
TOTAL LIABILITIES	20,254,451	62,431,285
Shareholders' deficit:
Additional paid-in capital	217,540,733	210,718,835
Accumulated deficit	(214,327,424)	(214,842,438)
Accumulated other comprehensive loss	(2,130,845)	(1,912,896)
Total shareholders' deficit	1,130,836	(6,000,119)	$ (13,802,555)	$ 38,908,363
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	21,385,287	56,431,166
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	629,925	442,771
Prepaid expenses and other current assets	3,362	463,093
Total current assets	633,287	905,864
Advances to subsidiaries and VIEs	26,525,876	10,559,139
TOTAL ASSETS	27,159,163	11,465,003
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Accrued expenses and other current liabilities	136,129	136,129
Convertible notes	1,754,656	9,175,892
Derivative liabilities		553,707
Accrued salary and benefits	421,975
Other current liabilities	448,816	478,683
Total current liabilities	2,761,576	10,344,411
Other non-current liabilities	171,912	323,305
TOTAL LIABILITIES	26,028,327	17,465,122
Shareholders' deficit:
Ordinary shares	48,372	36,380
Additional paid-in capital	217,540,733	210,718,835
Accumulated deficit	(214,327,424)	(214,842,438)
Accumulated other comprehensive loss	(2,130,845)	(1,912,896)
Total shareholders' deficit	1,130,836	(6,000,119)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 27,159,163	$ 11,465,003